NET (LOSS)/INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to YUNJI INC’s ordinary shareholders	(146,346)	131,966	(138,173)

Denominator:
Denominator for basic earnings per ordinary share
-Weighted average ordinary shares outstanding	2,125,906,398	2,139,963,573	2,088,319,721
Dilutive effect of share options	—	7,242,017	—

Denominator for diluted earnings per ordinary share	2,125,906,398	2,147,205,590	2,088,319,721

Net (loss)/income per share attributable to ordinary shareholders:
- Basic	(0.07)	0.06	(0.07)
- Diluted	(0.07)	0.06	(0.07)